RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 14,270,637	$ 2,074,888
Operating limited partnership rents received in advance		2,468
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(5,959,506)	(4,803,963)
Other	8,470,252	4,467,718
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,814,449)	(5,185,654)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,133,884)	(2,566,426)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(12,427,166)	(3,260,198)
Income (loss) for tax return purposes	405,884	(9,271,167)
Series Twenty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	128,979
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(370,966)
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	416,294
Income (loss) for tax return purposes	0	174,307
Series Twenty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Twenty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	(38,144)
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(183,720)
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	895,502
Income (loss) for tax return purposes	0	673,638
Series Twenty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	(27,002)
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(419,134)
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	(385,841)
Income (loss) for tax return purposes	0	(831,977)
Series Twenty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	182,795	(46,494)
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	429,850
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(175,680)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(20,474)
Difference due to fiscal year for book purposes and calendar year for tax purposes	1,166,597	21,373
Income (loss) for tax return purposes	1,349,392	208,575
Series Twenty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Twenty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	21,565	(87,819)
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	3,005,959	375,460
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(170,064)	(432,921)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(19,425)	(83,591)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(134,921)	145,107
Income (loss) for tax return purposes	2,703,114	(83,764)
Series Twenty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	818,126	11,264
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	60,000
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(147,683)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(35,930)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(356,028)	1,627
Income (loss) for tax return purposes	462,098	(110,722)
Series Twenty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(20,913)	(51,959)
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	339,622
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(161,011)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(79,198)
Difference due to fiscal year for book purposes and calendar year for tax purposes	1,505,035	35,381
Income (loss) for tax return purposes	1,484,122	82,835
Series Twenty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(68,538)	57,356
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	29,040	(482,726)
Other	(184,277)	466,095
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(193,368)	(169,826)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(40,062)	(29,248)
Difference due to fiscal year for book purposes and calendar year for tax purposes	882	(15,898)
Income (loss) for tax return purposes	(456,323)	(174,247)
Series Thirty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	114,811
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(499,568)
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	543,756
Income (loss) for tax return purposes	0	158,999
Series Thirty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	619,372	23,184
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	2,727,362
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(77,135)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(53,813)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,025,935)	(115,289)
Income (loss) for tax return purposes	(406,563)	2,504,309
Series Thirty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	57,220	414,940
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(135,014)	(706,411)
Other	468,816	(232,039)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(335,845)	(377,975)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(92,023)	(110,705)
Difference due to fiscal year for book purposes and calendar year for tax purposes	13,737	(1,170,704)
Income (loss) for tax return purposes	(23,109)	(2,182,894)
Series Thirty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,424,616	(61,753)
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,099,287)	(153,668)
Other	939,990	(226,418)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(103,077)	(116,835)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(89,921)	(104,643)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,479,946)	51,357
Income (loss) for tax return purposes	(407,625)	(611,960)
Series Thirty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	214,215	(66,014)
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(244,156)	(150,538)
Other	(926,658)	(25,493)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(137,805)	(200,222)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(34,972)	(32,119)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(83,946)	47,978
Income (loss) for tax return purposes	(1,213,322)	(426,408)
Series Thirty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,497,913	(32,532)
Operating limited partnership rents received in advance		729
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	74,011
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(1,249)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(33,323)
Difference due to fiscal year for book purposes and calendar year for tax purposes	283,430	(114,009)
Income (loss) for tax return purposes	1,781,343	(106,373)
Series Thirty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	527,639	541,603
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	(248,568)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(89,838)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(25,798)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(729,548)	(678,037)
Income (loss) for tax return purposes	(201,909)	(500,638)
Series Thirty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	1,015,799
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(513,149)
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	(2,569,555)
Income (loss) for tax return purposes	0	(2,066,905)
Series Thirty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,440,353	25,195
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(18,234)
Other	0	283,378
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(47,462)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(115,541)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(5,726,487)	(29,170)
Income (loss) for tax return purposes	(4,286,134)	98,166
Series Thirty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Forty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	2,844,772	(58,641)
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,224,213)	(188,856)
Other	0	11,225
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(245,256)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(100,410)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,750,784)	(70,802)
Income (loss) for tax return purposes	(1,130,225)	(652,740)
Series Forty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(28,195)	(114,941)
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	134,220	(379,997)
Other	311,744	(70,557)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(200,154)	(378,620)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(68,992)	(99,598)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(223,211)	(480,362)
Income (loss) for tax return purposes	(74,588)	(1,524,075)
Series Forty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	307,410	(26,534)
Operating limited partnership rents received in advance		1,739
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	797,846	(599,612)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(429,081)	(474,867)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(5,002)	(63,314)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(519,859)	(3,043)
Income (loss) for tax return purposes	151,314	(1,165,631)
Series Forty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,170,010	333,590
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(168,259)	(747,332)
Other	49,732	83,515
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(187,992)	(382,848)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(88,202)	(142,652)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,758,052)	(238,908)
Income (loss) for tax return purposes	(982,763)	(1,094,635)
Series Forty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	2,918,827	(217,684)
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,478,520)	231,302
Other	5,264,067	653,692
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(362,927)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(204,650)	(739,375)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(531,052)	285,562
Income (loss) for tax return purposes	4,968,672	(149,430)
Series Forty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	446,137	412,104
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	17,487	(250,162)
Other	(1,617,953)	132,140
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(647,523)	(932,857)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(181,016)	(283,067)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(954,141)	(124,391)
Income (loss) for tax return purposes	(2,937,009)	(1,046,233)
Series Forty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(102,687)	(174,420)
Operating limited partnership rents received in advance		0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	209,196	29,196
Other	360,986	234,055
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(409,540)	(410,442)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(309,619)	(413,627)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(122,937)	291,874
Income (loss) for tax return purposes	$ (374,601)	$ (443,364)